J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
XXXXXX	304849324	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	Primary Residence	Purchase	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXXXX	1 of 3	2025-10-13 15:46	Compliance	PUD Rider is Missing	PUD Rider is missing. Per the appraisal, the property is located in a PUD, no PUD rider was provided and the PUD rider box on the Mortgage is not checked.		Please find attached. Mortgage has been recorded with PUD Rider - 11/21/2025	Received DOT with all riders - 11/24/2025 Please find attached. Mortgage has been recorded with PUD Rider - 11/21/2025		2025-11-24 15:08	Resolved	3	1	3	1
XXXXXX	304849324	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	Primary Residence	Purchase	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXXXX	2 of 3	2025-10-13 16:13	Credit	Assets - Insufficient Cash to Close or Reserves	Liquid Funds Post-Close of '$XXXXXX, are less than $0. Borrower(s) total verified assets are insufficient for cash to close or reserves. The verified assets in the loan file are business assets from the borrower's business, there is a letter in the file from the bank stating the borrower is the Authorized Owner of the account; however, per the business tax returns in file, the borrower is only 20% owner, reduced available assets by 80% since there is no access letter from the other owners granting the borrower 100% access. Also, the $XXXXXX XXXXXX is not verified as cleared.	This closed as a XXXXXX which doesn't require reserves except according to AUS findings in this case the findings did not call for any reserves. As for the business assets its nothing in the XXXXXX guides that states all owners would need to sign a letter giving access. If it is not specifically in the XXXXXX guides we fall back on agencies guides. In this case XXXXXX findings were used. for business assets the requirements per below were met. As mentioned in the correspondence we have verification borrower is owner of the account but fannie does not require anything from other owners The XXXXXX was verified $XXXXXX on XXXXXX & $XXXXXX on XXXXXX - statements are in file.
 - 10/21/2025
resolved by waterfall requirements - 10/23/2025
This closed as a XXXXXX which doesn't require reserves except according to AUS findings in this case the findings did not call for any reserves.  As for the business assets its nothing in the XXXXXX guides that states all owners would need to sign a letter giving access.  If it is not specifically in the XXXXXX guides we fall back on agencies guides.  In this case XXXXXX findings were used.  for business assets the requirements per below were met.  As mentioned in the correspondence we have verification borrower is owner of the account but XXXXXX does not require anything from other owners The emd was verified $XXXXXX on XXXXXX & $XXXXXX on XXXXXX - statements are in file.
 - 10/21/2025
																					2025-10-23 17:31	Resolved	3	1	3	1
XXXXXX	304849324	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CO	Primary Residence	Purchase	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXXXX	3 of 3	2025-10-13 16:22	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-10-13 16:22	Cleared	1	1	3	1
XXXXXX	304819359	XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 2	2025-09-24 19:44	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party valuation product, the CU score is 2.6.		Please see attached. - 10/06/2025	Received a satisfactory XXXXXX and an AVM. - 10/07/2025 Please see attached. - 10/06/2025		2025-10-07 18:17	Resolved	3	1	3	1
XXXXXX	304819359	XXXXXX	XXXXXX	XXXXXX	XXXXXX	VA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 2	2025-09-24 21:17	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-24 21:17	Cleared	1	1	3	1
XXXXXX	304822448	XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 3	2025-09-19 10:09	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product. Unable to locate an acceptable 3rd party valuation product in the loan file. CU score is 2.9.		AVM - 09/29/2025 The program is XXXXXX, CDA not required for it, please refer to XXXXXX guidelines - 09/25/2025	Documentation provided is sufficient. - 09/30/2025 AVM - 09/29/2025 XXXXXX requires 3rd party valuation for all 1st liens. - 09/26/2025 The program is XXXXXX, CDA not required for it, please refer to XXXXXX guidelines - 09/25/2025		2025-09-30 13:05	Resolved	3	1	3	1
XXXXXX	304822448	XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 3	2025-09-23 15:50	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-09-23 15:50	Cleared	1	1	3	1
XXXXXX	304822448	XXXXXX	XXXXXX	XXXXXX	XXXXXX	NJ	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 3	2025-09-23 18:25	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-23 18:25	Cleared	1	1	3	1
XXXXXX	304820255	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 4	2025-09-24 17:11	Credit	Evidence of Property Tax Missing	Missing evidence of property tax. Unable to locate a property tax estimate sheet.		see attached - 10/20/2025	Documentation provided is sufficient. - 10/22/2025 see attached - 10/20/2025		2025-10-22 13:36	Resolved	3	1	3	1
XXXXXX	304820255	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 4	2025-09-24 17:57	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-09-24 17:57	Cleared	1	1	3	1
XXXXXX	304820255	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 4	2025-09-24 18:04	Credit	Assets - Authorization Access for Joint Account	The file does not contain authorization access for funds from joint account holder. Borrower 2 is an account holder with another person on XXXXXX accounts #XXXXXX and #XXXXXX, unable to locate an access letter from XXXXXX granting the borrower 100% access to the accounts.		see attached - 10/20/2025	XXXXXX does not require. - 10/22/2025 see attached - 10/20/2025		2025-10-22 13:41	Void	3		3	1
XXXXXX	304820255	XXXXXX	XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 4	2025-09-24 19:15	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-24 19:15	Cleared	1	1	3	1